Performance Management - Optima Strategic Credit Fund	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

On January 30, 2026, the Fund will acquire all of the assets and liabilities of the Optima Strategic Credit Fund (the “Predecessor Fund”), a series of The RBB Fund, Inc. (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund.

The bar chart and table provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns for periods ended December 31, 2025, compare with those of the Bloomberg U.S. Universal Total Return Index, a broad-based market index, the iBoxx USD Liquid HY Index, and Markit CDX.NA.HY 5Y Long Total Return Index. Performance for Investor Class Shares is not shown because Investor Class Shares of the Fund had not commenced operations as of the date of this prospectus. The Fund’s performance information is accessible on the Fund’s website at funddocs.filepoint.com/optima/ or by calling the Fund at 1-877-341-4585. The Predecessor Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns for periods ended December 31, 2025, compare with those of the Bloomberg U.S. Universal Total Return Index, a broad-based market index, the iBoxx USD Liquid HY Index, and Markit CDX.NA.HY 5Y Long Total Return Index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for the Predecessor Fund’s Founders Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Predecessor Fund – Founder Class Shares
Highest Calendar Quarter Return at NAV	3.21%	Quarter ended March 31, 2024
Lowest Calendar Quarter Return at NAV	(0.81)%	Quarter ended March 31, 2023

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	3.21%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(0.81%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	1 Year	Since Inception (12/29/2021)
Predecessor Fund – Founders Class Shares
Return Before Taxes	7.40%	3.90%
Return After Taxes on Distributions(1)	5.54%	2.31%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.35%	2.29%
Bloomberg U.S. Universal Total Return Index (reflects no deductions for fees, expenses or taxes)(2)	7.58%	0.43%
iBoxx USD Liquid HY Index (reflects no deductions for fees, expenses or taxes)(3)	8.83%	4.30%
Markit CDX.NA.HY 5Y Long Total Return Index (reflects no deductions for fees, expenses or taxes)(4)	9.03%	8.75%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Bloomberg U.S. Universal Total Return Index measures the performance of the U.S. investment-grade fixed income market.

(3)	The iBoxx USD Liquid High Yield Index seeks to accurately and objectively replicate the U.S. dollar denominated high yield corporate bond market by utilizing multi-source independent pricing and quality tested reference data. The index consists of liquid U.S. dollar denominated high yield bonds.

(4)	The Markit CDX.NA.HY 5Y Long Total Return Index is composed of one hundred (100) liquid North American entities with high yield credit ratings that trade in the credit default swaps market.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	funddocs.filepoint.com/optima/ or
Performance Availability Phone [Text]	1-877-341-4585